Business Acquisition (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	May 18, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Asset Acquisition [Line Items]
Purchase consideration payable holdback, current		$ 100,000	$ 100,000		$ 100,000		$ 0
Purchase consideration payable holdback, noncurrent		50,000	50,000		50,000		$ 0
Professional and consulting expenses			417,300	$ 118,300	485,300	$ 222,600
Polymeric Nocopi [Member]
Asset Acquisition [Line Items]
Purchase price holdback amount	$ 150,000
Purchase consideration payable holdback, current		100,000	100,000		100,000
Purchase consideration payable holdback, noncurrent		50,000	$ 50,000		50,000
Equity consideration shares	500,000
Share price	$ 1.50
Fair value	$ 750,000
Payment for consultant	$ 100,000
Professional and consulting expenses					$ 100,000
Acquisition of revenue		620,000
Net income		$ 85,000
Asset Purchase Agreement [Member] | Polymeric Nocopi [Member]
Asset Acquisition [Line Items]
Business acquisition, description	(a) up to $50,000 within five business days following the final determination of the post-closing working capital adjustment, (b) up to $50,000 on the 12-month anniversary of the closing date and (c) the remaining balance, if any, on the 18-month anniversary of the closing date.
Purchase price holdback amount	$ 150,000
Asset Purchase Agreement [Member] | Polymeric US Inc. [Member]
Asset Acquisition [Line Items]
Purchase consideration	2,650,000
Cash acquired	$ 1,900,000
Issuance of shares	500,000
Sale cash consideration	$ 1,750,000
Purchase price holdback amount	$ 150,000